Victory Special Value Fund
Victory Special Value Fund
The Victory Portfolios Equity Funds Special Value Fund Supplement dated June 19, 2013 To the Prospectus dated March 1, 2013
1. The following information replaces the appropriate section in the "Fund Fees and Expenses" table appearing on page 19 of the Prospectus.
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Special Value Fund Class Y	105	328	638	1,703

Please insert this supplement in the front of your Prospectus. If you have questions about the Victory Funds, please call 800-539-3863.